ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities as of December 31, 2022, 2021 and 2020, consisted of the following:

In Thousands of US Dollars
Description	2022	2021	2020
Accounts payable	$1,697	$1,273	$1,403
Accrued liabilities:
Payroll related liabilities	232	262	245
Other accrued liabilities	5	23	74
Deposit	-	-	50
Total accounts payable and accrued liabilities	$1,934	$1,558	$1,772